Financial instruments (Tables)	12 Months Ended
Jan. 03, 2021
Disclosure of financial instruments [text block] [Abstract]
Schedule of financial instruments
As of January 3, 2021	Amortized cost		Fair value through profit or loss	Fair value hierarchy level

Financial assets -
Trade receivables	Ps.	757,806	-
Total		757,806	-
Financial liabilities -
Debt		629,877	-
Accounts payable		2,078,628	-
Lease liability		24,378	-
Derivative financial instruments		-	320,294	2

Total		2,732,883	320,294
As of December 31, 2019	Amortized cost		Fair value through profit or loss	Fair value hierarchy level

Financial assets -
Trade receivables	Ps.	266,938	-
Other receivables		5,867	-
Total		272,805	-
Financial liabilities -
Debt		677,713	-
Accounts payable		529,348	-
Lease liability		24,584	-
Derivative financial instruments		-	32,309	2

Total		1,231,645	32,309

Schedule of financial assets and financial liabilities at the reporting date
	2020		2019

Assets	US$	29,559	1,331
Liabilities		(49,570)	(16,095)

Net position	US$	(20,011)	(14,764)
Closing exchange rate of the year		19.9352	18.8452

Schedule of exchange rate sensitivity analysis
2020

Impact on net income	Ps.	39,982

Schedule of bank credit lines
Bank credit lines	2020		2019

Amount used	Ps.	626,554	656,459
Amount not used		297,828	260,500

Total credit lines	Ps.	924,382	916,959